WARRANT (Details - Assumptions used) - $ / shares	7 Months Ended	9 Months Ended	12 Months Ended
	Aug. 10, 2021	Sep. 27, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 02, 2021	Jun. 01, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (USD/price)					$ 0.50	$ 0.50
Risk free rate			1.16%	0.20%
Expected term/ Contractual life (years)			4 years 3 months 21 days	2 years 10 months 17 days
Expected volatility			48.15%	407.00%
C Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market price per share (USD/share)	$ 1.47	$ 1.71
Exercise price (USD/price)	$ 2.50	$ 2.50
Risk free rate	0.14%	0.15%
Dividend yield	0.00%	0.00%
Expected term/ Contractual life (years)	1 year 4 months 20 days	1 year 3 months 3 days
Expected volatility	56.36%	52.93%
D Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market price per share (USD/share)	$ 0.66	$ 0.73
Exercise price (USD/price)	$ 5.00	$ 5.00
Risk free rate	0.14%	0.15%
Dividend yield	0.00%	0.00%
Expected term/ Contractual life (years)	1 year 4 months 20 days	1 year 3 months 3 days
Expected volatility	56.36%	52.93%